Investment Strategy	Sep. 09, 2024
Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Advisor seeks to achieve the Fund’s investment objective by, under normal circumstances, taking short positions with at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in U.S. listed equity securities that the Advisor has deemed to be following environmental, social, or governance (“ESG”) policies.
In choosing investments for the Fund, the Advisor starts with a universe of U.S. listed mid and large capitalization securities.  The Advisor narrows the universe of companies in which to take a short position to companies with a high ESG score as the Advisor believes that a company with a high ESG score is spending company resources on ESG matters, which the Advisor believes detracts from its focus on the company’s fundamentals and negatively impacts its performance. A short sale is the sale of a stock that an investor thinks will decline in value in the future. To accomplish a short sale, a seller sells a security it does not own or that it owns but does not deliver. In order to deliver the security to the purchaser, the short seller will borrow the security, typically from a broker-dealer or an institutional investor. The short seller later closes out the position by returning the security to the lender, typically by purchasing equivalent securities on the open market.
The Advisor screens companies for ESG factors using ESG scores provided by a third-party service provider, (Bloomberg) to identify companies (primarily, those listed on the Russell 1000 Index) with high ESG scores, which is generally any company whose ESG score is above the median (top 50% of companies scored).  ESG scores measure a company’s management of financially material industry-specific environmental and social (ES) issues and opportunities, as well as governance (G) policies and practices with adjustments for country-specific rules and regulations.  The third-party service provider screens companies based on all three ESG criteria (environmental, social, and governance), and a company may score highly based on any one or a combination of environmental, social, or governance factors.  Financial materiality is defined by the third-party score provider as the issues that can have a negative or positive impact on a company’s financial performance, such as revenue streams, operating costs, cost of capital, asset value and liabilities.  The third-party service provider uses a bottom-up, model-driven approach based primarily on self-reported, publicly available information that results in a fully transparent parametric and rules-based scoring framework. The third-party service provider identifies financially material issues based on proprietary research and an assessment of probability, magnitude, and timing of impact. The third-party’s ESG scores take into account both current exposure and management performance based purely on publicly available, company disclosed data.  Each issue can be composed of metrics reflecting performance, commitments and targets as well as policies that reflect the company’s management approach toward ESG risks and opportunities.  The third-party ESG score measures best-in class performance within peer groups by grouping companies that share similar business models, products and services, supply chain, clients and risk and are therefore exposed to similar material issues.  Scores range between 0-10, with higher scores indicating better management of material issues.  The third-party service provider updates their ESG scores on an annual basis or more frequently if companies release new data throughout the year.  Scores are compared across companies only in order to create a median, which the advisor then uses to determine whether a company has scored above or below that median.  A company following ESG policies is defined as a company who scores above the median in any one category, Environmental, Social, and/or Governance.
Once the investment universe to short is narrowed to companies with a high ESG score, the Advisor seeks to select companies to short based on what it would consider to be a catalyst event. A catalyst event is any activity that, in the Advisor’s view, would likely have a negative impact on a company’s stock price. These events may or may not be related to the company’s status as a high ESG company. The types of catalyst events that the Advisor believes are more likely to occur with a high ESG company would include any activity outside of a company’s core business that attempts to implement progressive societal changes or progressively influence societal norms that the Advisor believes could cause outrage among some customers or clients with more conservative beliefs and, potentially lead to a negative impact on the company’s stock price.  The Advisor defines conservative beliefs to include ideas such as “American Exceptionalism” (the belief that the United Stats is either distinctive, unique, or exemplary compared to other nations), individual liberty (the liberty of those persons who are free from external restraint in the exercise of those rights that are considered to be outside the province of a government to control), and free enterprise (a belief that business should be free to operate for profit in a competitive system without interference by government). In addition, a catalyst event that the Advisor believes may disproportionately impact companies with high ESG scores could also include external events like changes in the market such as an increase in interest rates, which could disproportionately impact clean energy companies that the Advisor believes often rely on loans to continue operations. Catalyst events that are not tied to a company’s status as a high ESG company could include external market or world events unrelated to a company’s ESG status such as a company being oversold or military action in a geographic location in which a company on the Advisor’s list of high scoring ESG companies happens to have significant operations, which could, in the Advisor’s view, have a negative impact on a company’s stock price.
The Fund will generally short companies after a catalyst event has occurred, not in anticipation of a catalyst event. To determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor evaluates on at least a weekly basis potential portfolio companies and their policies based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from State and Federal Election Commissions, market research, and third-party surveys and polling. Given the qualitative analysis required to determine whether a catalyst event has occurred that may impact a company’s stock price, the Advisor has considerable discretion regarding the selection of securities for the Fund.
Once the initial ESG and catalyst event screens are performed, the Advisor utilizes a fundamental research screen that seeks to identify companies with unattractive fundamentals (such as revenue growth potential, return on equity, return on capital, etc.).  The Advisor will get out of a short position when it no longer meets the criteria discussed above or when their fundamentals positively change and are, therefore, no longer attractive.
The Fund intends to take short positions in approximately 10 to 20 U.S. companies.  The Fund may engage in active and frequent trading of portfolio securities.
The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. The Fund may also be focused on certain sectors from time to time including the technology and consumer discretionary sectors.

Tuttle Capital Self Defense Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the component securities of the Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. exchange listed common stock of companies who engage in, to any extent, the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services.
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.
The AJN Self Defense U.S. Equity Index
The Index is a proprietary index designed to track the performance of a portfolio of the common stock of U.S. companies whose primary business is the manufacture, service, supply and distribution of personal and law enforcement defense equipment and protection services. As of December 31, 2023, the Index was comprised of 18 companies.
The initial universe of the Index constituents (the “Index Universe”) consists of all actively traded common stock of U.S. companies listed on an eligible U.S. exchange.  The index provider then filters the Index Universe to identify companies engaged in one of the following categories: i) the manufacture, wholesale or retail of firearms, ammunition, gun parts or other personal and law enforcement defense equipment; or ii) the manufacture of home security equipment or development of video surveillance and emergency management systems.  To be included as a component in the Index, the security must have a free-float market capitalization of greater than $100 million and a three-month average daily traded value of greater than $500,000.
The Index uses an equal weight approach.  The Index is rebalanced and reconstituted on a quarterly basis on the last business day of the quarter.  The Fund is rebalanced and reconstituted in accordance with the Index.  Additions and deletions to the Index components outside of the quarterly rebalance and reconstitution may be made based on corporate actions such as mergers, acquisitions, or bankruptcies or as a result of the constituent no longer meeting the objective criteria for inclusion.
The Index is developed by AJN Corp and licensed to the Advisor.  The Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.  The Fund is non-diversified.
The Fund will concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. The Fund may also be focused on certain sectors from time to time to the same extent the Index is focused including the consumer discretionary, industrials, and technology sectors.